Effects of Foreign Currency Collar Designated as Cash Flow Hedges (Detail) (Cash Flow Hedging, Foreign Currency Collar, USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Cash Flow Hedging | Foreign Currency Collar
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain recognized in other comprehensive income (loss) - effective portion			$ 8,152
Gain (loss) recognized in other comprehensive loss- effective portion	$ 1,447	$ (2,275)